NATURE OF OPERATIONS - Disclosure of detailed information about subsidiaries (Details)		1 Months Ended	12 Months Ended
	Nov. 07, 2011	Oct. 31, 2009	Aug. 31, 2024	Aug. 31, 2023
Platinum Group Metals (RSA) (Pty) Ltd. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest			100.00%	100.00%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest	49.90%		49.90%	49.90%
Waterberg JV Resources (Pty) Ltd. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest		37.00%	37.19%	37.05%
Lion Battery Technologies Inc. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest			52.08%	52.30%